Financial Instruments and Related Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum Exposure To Credit Risk	$ 5,413	$ 591
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure To Credit Risk	2,314	116
Trade accounts receivables [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure To Credit Risk	3,094	465
Other current assets - derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure To Credit Risk	$ 5	7
Other non-current assets - derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum Exposure To Credit Risk		$ 3